RELATED PARTIES AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of related parties and related party transactions [line items]
Disclosure Of Related Parties And Related Party Transactions [text block]
26. RELATED PARTIES AND RELATED PARTY TRANSACTIONS

Related parties	Nature of relationship
Randgold	Ultimate Joint Venture partner
AngloGold Ashanti	Ultimate Joint Venture partner
AngloGold Ashanti Holdings plc	Joint Venture partner
Randgold Resources (Kibali) Limited	Joint Venture partner
Randgold Resources Congo SPRL	Entity under common control (subsidiary of Randgold)
Société des Mines de Loulo SA	Entity under common control (subsidiary of Randgold)
Société des Mines de Tongon SA	Entity under common control (subsidiary of Randgold)
Société des Mines de Gounkoto SA	Entity under common control (subsidiary of Randgold)
Rand Refinery (Pty) Limited	Associate of AngloGold Ashanti
SOKIMO	Government interest in Kibali
KAS	Joint Venture
Isiro (Jersey) Limited	Joint Venture of Randgold
KGL Isiro SARL	Subsidiary of Isiro (Jersey) Limited

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Related party transactions
Management fee paid to Randgold	4,385	4,296	4,265
Refining fees to Rand Refinery (Pty) Limited	3,632	3,062	3,564
Interest received from SOKIMO	1,097	1,335	1,232
Shareholders interest received from KAS	1,846	2,105	2,254
Interest incurred to KAS on the finance lease liability	3,753	4,482	4,800

Amounts included in trade and other receivables owing by related parties
Rand Refinery (Pty) Limited	30,457	1,497	850
Loan to SOKIMO	18,827	17,381	16,046
Loan to Randgold Resources Congo SPRL	182	45	-
Loan to Randgold	-	942	-
Loan to KGL Isiro SARL	64	1	21
Loan to Société des Mines de Loulo SA	4	-	3
Loan to Société des Mines de Tongon SA	41	76	3
Loan to Société des Mines de Gounkoto SA	-	32	32
Amounts included in other investment in joint venture owing by related parties
Loan to KAS	25,660	28,830	31,086
Amounts included in loans and borrowings owed to related parties
Loan from Randgold	(860)	(2,197)	(1,802)
Finance lease liability with KAS	(47,946)	(55,017)	(59,753)

SOKIMO has a 10% interest in Kibali Goldmines SA, a subsidiary of the group.

Rand Refinery (Pty) Limited (Rand Refinery) is an associate of AngloGold Ashanti. Kibali Goldmines SA have incurred refining costs of $3.6 million in the year (2016: $3.1 million) (2015: $3.6 million).  $755 million (2016: $709 million) (2015: $747 million) of gold and silver was sold by Rand Refinery under the contract with Kibali Goldmines SA in which Rand Refinery is the stated agent.

It is the obligation of the joint venture parties, Randgold and AngloGold Ashanti, (joint venture partners) to fund the group for operating costs, capital costs and other costs in proportion to their respective percentage interests in Kibali (Jersey) Limited. These costs are in accordance with the Kibali Joint Venture Agreement.

The finance lease liability due to KAS is in respect of the equipment which has been transferred to the group under an installment sale agreement. Kibali (Jersey) Limited has a 50.1% shareholding in KAS.
Refer to notes 11 and 16 for the details of loans to and from related parties.